UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Francis C. Poli

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    November 30

Date of reporting period:    February 28, 2018

Item 1. Schedule of Investments

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

		Number of Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	97.5%
COMPRESSION	1.2%
Archrock		141,103	$1,340,479

CRUDE/REFINED PRODUCTS	15.6%
Enbridge (CAD) (Canada)		190,039	6,043,868
Enbridge Energy Management LLC		84,349	993,631
Kinder Morgan Canada Ltd., 144A (CAD) (Canada)(a)		80,094	1,192,796
Plains GP Holdings LP, Class A		312,228	6,494,343
SemGroup Corp., Class A		118,292	2,626,083

			17,350,721

DIVERSIFIED MIDSTREAM	37.3%
Andeavor Logistics LP		54,346	2,526,002
Energy Transfer Equity LP		269,116	4,171,298
Energy Transfer Partners LP		95,771	1,743,990
Enterprise Products Partners LP		250,480	6,367,202
Kinder Morgan		440,940	7,143,228
MPLX LP		137,329	4,741,970
Pembina Pipeline Corp. (CAD) (Canada)		196,855	6,329,674
Williams Cos. (The)		304,315	8,447,784

			41,471,148

DIVERSIFIED UTILITIES	4.4%
CenterPoint Energy		80,838	2,186,668
Dominion Resources		22,389	1,658,353
Sempra Energy		9,884	1,077,158

			4,922,179

GATHERING & PROCESSING	21.3%
Antero Midstream GP LP		165,805	3,067,392
Crestwood Equity Partners LP		41,341	1,105,872
EnLink Midstream Partners LP		49,500	722,700
Hess Midstream Partners LP		55,177	1,102,436
Noble Midstream Partners LP		22,609	1,089,754
ONEOK		136,596	7,694,453
Rice Midstream Partners LP		38,545	732,740
Summit Midstream Partners LP		40,503	682,476
Tallgrass Energy GP LP		31,039	625,436
Targa Resources Corp.		113,241	5,056,211
Western Gas Equity Partners LP		28,538	1,038,783

1

		Number of Shares/Units	Value
Western Gas Partners LP		16,882	$785,857

			23,704,110

MARINE SHIPPING/OFFSHORE	4.2%
GasLog Ltd. (Monaco)		102,606	1,692,999
GasLog Partners LP (Monaco)		53,355	1,253,842
Golar LNG Ltd. (Bermuda)		64,496	1,742,682

			4,689,523

NATURAL GAS PIPELINES	8.0%
Cheniere Energy(b)		74,840	3,930,597
Cheniere Energy Partners LP Holdings LLC		55,048	1,480,240
TransCanada Corp. (CAD) (Canada)		80,693	3,490,073

			8,900,910

OTHER	3.0%
EQT Corp.		18,987	955,236
Macquarie Infrastructure Co. LLC		43,984	1,781,352
Sprague Resources LP		23,468	557,365

			3,293,953

RENEWABLE ENERGY	1.5%
NextEra Energy Partners LP		26,779	1,050,808
Pattern Energy Group		31,898	592,346

			1,643,154

TRANSPORT—RAIL	1.0%
Union Pacific Corp.		8,787	1,144,507

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$107,083,161)			108,460,684

SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.33%(c)		1,017,199	1,017,199

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,017,199)			1,017,199

2

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$108,100,360)	98.4%	$109,477,883
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	1,746,443

NET ASSETS	100.0%	$111,224,326

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $1,192,796 or 1.1% of the net assets of the Fund, of which 0.0% are illiquid.
(b)	Non-income producing security.
(c)	Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of February 28, 2018.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$108,460,684	$108,460,684	$—	$—
Short-Term Investments	1,017,199	—	1,017,199	—

Total Investments in Securities(a)	$109,477,883	$108,460,684	$1,017,199	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: April 20, 2018